SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 2,672	$ 2,390	$ 2,060
Additions Charged to Costs and Expenses	28,405	20,538	18,871
Deductions	(28,232)	(20,256)	(18,541)
Ending Balance	$ 2,845	$ 2,672	$ 2,390